2. Investment Securities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Available for sale Securities
Amortized Cost - Available for sale Securities		$ 38,797,609	$ 33,852,595
Gross Unrealized Gains - Available for sale Securities		11,309	53,697
Gross Unrealized Losses - Available for sale Securities		358,265	191,241
Fair Value - Available for sale Securities		38,450,653	33,715,051
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity		48,824,965	49,886,631
Gross Unrealized Gains - Held-to-Maturity		0	1,148,369
Gross Unrealized Losses - Held-to-Maturity		28,965	0
Fair Value - Held-to-Maturity		48,796,000	51,035,000
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities		17,308,229	17,365,805
Gross Unrealized Gains - Available for sale Securities		0	24,854
Gross Unrealized Losses - Available for sale Securities		149,487	73,331
Fair Value - Available for sale Securities		17,158,742	17,317,328
Agency mortgage-backed securities (Agency MBS)
Available for sale Securities
Amortized Cost - Available for sale Securities		16,782,380	13,265,790
Gross Unrealized Gains - Available for sale Securities		11,144	3,896
Gross Unrealized Losses - Available for sale Securities		180,187	115,458
Fair Value - Available for sale Securities		16,613,337	13,154,228
Other investments
Available for sale Securities
Amortized Cost - Available for sale Securities		4,707,000	3,221,000
Gross Unrealized Gains - Available for sale Securities		165	24,947
Gross Unrealized Losses - Available for sale Securities		28,591	2,452
Fair Value - Available for sale Securities		4,678,574	3,243,495
US States and Political Subdivisions Debt Securities [Member]
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity		48,824,965	49,886,631
Gross Unrealized Gains - Held-to-Maturity		0	1,148,369
Gross Unrealized Losses - Held-to-Maturity		28,965	0
Fair Value - Held-to-Maturity	[1]	$ 48,796,000	$ 51,035,000

[1]	Method used to determine fair value rounds values to nearest thousand.